Brown Advisory Small-Cap Fundamental Value Fund
Schedule of Investments
March 31, 2020 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 87.3%
Communication Services - 5.8%
335,233	GCI Liberty, Inc.*	19,098,224
280,318	Nexstar Media Group, Inc.	16,182,758
		35,280,982
Consumer Discretionary - 12.2%
413,007	Century Casinos, Inc.*	995,347
671,137	Core-Mark Holding Co., Inc.	19,174,384
229,970	Culp, Inc.	1,692,579
766,343	Denny's Corp.*	5,885,514
301,039	Dick's Sporting Goods, Inc.	6,400,089
1,801,207	Extended Stay America, Inc.	13,166,823
89,988	Helen of Troy, Ltd.*	12,960,972
111,297	Murphy USA, Inc.*	9,389,015
879,652	Regis Corp.*	5,198,744
		74,863,467
Consumer Staples - 0.7%
244,412	Sprouts Farmers Market, Inc.*	4,543,619
Energy - 1.3%
172,980	Natural Gas Services Group, Inc.*	771,491
132,417	REX American Resources Corp.*	6,158,714
241,703	Solaris Oilfield Infrastructure, Inc.	1,268,941
		8,199,146
Financials - 27.8%
106,604	Alerus Financial Corp.	1,761,098
508,213	Ameris Bancorp	12,075,141
165,270	Assurant, Inc.	17,202,954
227,623	Howard Bancorp, Inc.*	2,471,986
767,684	National General Holdings Corp.	12,705,170
652,364	OceanFirst Financial Corp.	10,379,111
667,114	Pacific Premier Bancorp, Inc.	12,568,428
244,720	Peapack Gladstone Financial Corp.	4,392,724
155,548	Primerica, Inc.	13,762,887
292,994	Renasant Corp.	6,398,989
608,448	South Mountain Merger Corp. Units^*	6,108,818
697,955	TriState Capital Holdings, Inc.*	6,749,225
350,319	Triumph Bancorp, Inc.*	9,108,294
343,949	UMB Financial Corp.	15,952,355
694,268	Veritex Holdings, Inc.	9,698,924
165,605	Virtus Investment Partners, Inc.	12,604,196
568,891	Waddell & Reed Financial, Inc.	6,473,980
381,160	Washington Federal, Inc.	9,894,914
		170,309,194
Health Care - 5.0%
330,875	Magellan Health, Inc.*	15,918,396
263,158	Providence Service Corp.*	14,442,111
		30,360,507
Industrials - 17.6%
233,657	Albany International Corp.	11,058,986
324,506	Comfort Systems USA, Inc.	11,860,694
189,071	CRA International, Inc.	6,316,862
356,018	Deluxe Corp.	9,231,547
451,559	Federal Signal Corp.	12,318,529
178,679	Kadant, Inc.	13,338,387
290,312	McGrath RentCorp	15,206,543
1,016,762	MRC Global, Inc.*	4,331,406
1,391,217	Mueller Water Products, Inc.	11,143,648
170,702	Nesco Holdings, Inc.*	559,903
206,168	Simpson Manufacturing Co., Inc.	12,778,293
		108,144,798
Information Technology - 11.8%
141,468	Cabot Microelectronics Corp.	16,147,157
656,226	Cardtronics PLC*	13,728,248
189,407	CTS Corp.	4,714,340
496,145	EchoStar Corp.*	15,861,756
226,282	MAXIMUS, Inc.	13,169,612
178,679	PC Connection, Inc.	7,363,362
36,653	Vectrus, Inc.*	1,517,801
		72,502,276
Materials - 3.9%
305,733	Eagle Materials, Inc.	17,860,922
137,110	Neenah, Inc.	5,913,554
		23,774,476
Real Estate - 0.3%
35,535	Consolidated-Tomoka Land Co.	1,610,802
Utilities - 0.9%
727,456	Star Group L.P.	5,601,411
Total Common Stocks (Cost $593,450,842)		535,190,678

Real Estate Investment Trusts - 7.4%
113,316	EastGroup Properties, Inc.	11,839,255
1,176,668	Essential Properties Realty Trust, Inc.	15,367,284
290,647	Getty Realty Corp.	6,899,960
1,082,468	Xenia Hotels & Resorts, Inc.	11,149,420
Total Real Estate Investment Trusts (Cost $50,136,628)		45,255,919

Investment Companies - 1.6%
1,277,908	Barings BDC, Inc.	9,558,752
Total Investment Companies (Cost $13,807,897)		9,558,752

Short-Term Investments - 4.2%
Money Market Funds - 4.2%
25,715,085	First American Government Obligations Fund - Class Z, 0.39%#	25,715,085
Total Short-Term Investments (Cost $25,715,085)		25,715,085
Total Investments - 100.5% (Cost $683,110,452)		615,720,434
Liabilities in Excess of Other Assets - (0.5)%		(2,754,548)
NET ASSETS - 100.0%		$612,965,886

* Non-Income Producing
^ Each unit consists of one share of Class A common stock and one-half of one warrant. Each whole warrant is exercisable to purchase one share of Class A common stock at a price of $11.50 per share. The warrants expire on June 20, 2024. Refer to the company's filings at sec.gov for additional information.

# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, all of the Fund's investments were categorized as Level 1 securities.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s  Financial Services LLC ('S&P').  (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.